Schedule of Investments(a)
September 30, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–60.43%
Aerospace & Defense–1.44%
General Dynamics Corp.	98,773	$18,048,790
Apparel, Accessories & Luxury Goods–1.06%
Capri Holdings Ltd.(b)	401,127	13,301,371
Automobile Manufacturers–1.75%
General Motors Co.	586,873	21,996,000
Biotechnology–0.61%
Celgene Corp.(b)	76,859	7,632,099
Broadcasting–0.24%
CBS Corp., Class B	74,079	2,990,569
Building Products–1.10%
Johnson Controls International PLC	316,293	13,882,100
Cable & Satellite–2.25%
Charter Communications, Inc., Class A(b)	44,689	18,417,231
Comcast Corp., Class A	217,051	9,784,659
		28,201,890
Commodity Chemicals–0.54%
Dow, Inc.	141,587	6,746,621
Communications Equipment–0.87%
Cisco Systems, Inc.	220,733	10,906,417
Diversified Banks–5.50%
Bank of America Corp.	799,871	23,332,237
Citigroup, Inc.	323,271	22,331,561
JPMorgan Chase & Co.	99,753	11,739,930
Wells Fargo & Co.	230,536	11,628,236
		69,031,964
Electric Utilities–1.41%
Duke Energy Corp.	59,193	5,674,241
Exelon Corp.	128,965	6,230,299
FirstEnergy Corp.	120,637	5,818,323
		17,722,863
Fertilizers & Agricultural Chemicals–1.09%
Corteva, Inc.	263,780	7,385,840
Nutrien Ltd. (Canada)	126,522	6,310,917
		13,696,757
Food Distributors–1.04%
US Foods Holding Corp.(b)	318,949	13,108,804
Health Care Distributors–0.83%
McKesson Corp.	76,685	10,479,772
Shares		Value
Health Care Equipment–1.69%
Medtronic PLC	87,154	$9,466,667
Zimmer Biomet Holdings, Inc.	85,610	11,751,685
		21,218,352
Health Care Services–1.02%
CVS Health Corp.	203,315	12,823,077
Health Care Supplies–0.40%
Alcon, Inc. (Switzerland)(b)	87,053	5,080,612
Home Improvement Retail–0.47%
Kingfisher PLC (United Kingdom)	2,323,863	5,907,503
Hotels, Resorts & Cruise Lines–1.18%
Carnival Corp.	339,203	14,826,563
Industrial Machinery–0.96%
Ingersoll-Rand PLC	97,465	12,008,663
Insurance Brokers–1.09%
Willis Towers Watson PLC	70,763	13,655,136
Integrated Oil & Gas–3.15%
BP PLC (United Kingdom)	2,011,410	12,717,335
Chevron Corp.	94,845	11,248,617
Royal Dutch Shell PLC, Class A (United Kingdom)	533,110	15,582,401
		39,548,353
Internet & Direct Marketing Retail–0.88%
eBay, Inc.	283,600	11,054,728
Investment Banking & Brokerage–2.61%
Goldman Sachs Group, Inc. (The)	64,643	13,395,969
Morgan Stanley	454,808	19,406,657
		32,802,626
IT Consulting & Other Services–0.66%
Cognizant Technology Solutions Corp., Class A	138,595	8,352,428
Managed Health Care–0.57%
Anthem, Inc.	29,624	7,112,722
Multi-line Insurance–2.19%
American International Group, Inc.	493,573	27,492,016
Oil & Gas Equipment & Services–0.87%
TechnipFMC PLC (United Kingdom)	453,157	10,939,210
Oil & Gas Exploration & Production–2.31%
Canadian Natural Resources Ltd. (Canada)	274,064	7,291,962
Devon Energy Corp.	483,294	11,628,054

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	826,837	$10,145,290
		29,065,306
Other Diversified Financial Services–1.23%
AXA Equitable Holdings, Inc.	277,318	6,145,367
Voya Financial, Inc.	170,494	9,281,693
		15,427,060
Packaged Foods & Meats–2.20%
Kellogg Co.	118,344	7,615,437
Mondelez International, Inc., Class A	361,357	19,990,269
		27,605,706
Pharmaceuticals–4.80%
Bristol-Myers Squibb Co.	212,107	10,755,946
Johnson & Johnson	192,736	24,936,183
Novartis AG (Switzerland)	76,233	6,618,191
Pfizer, Inc.	221,971	7,975,418
Sanofi (France)	108,274	10,040,087
		60,325,825
Railroads–0.92%
CSX Corp.	167,657	11,613,600
Regional Banks–3.40%
BB&T Corp.	170,205	9,083,841
Citizens Financial Group, Inc.	404,234	14,297,756
PNC Financial Services Group, Inc. (The)	137,475	19,268,496
		42,650,093
Semiconductors–2.46%
Intel Corp.	289,388	14,912,164
NXP Semiconductors N.V. (Netherlands)	50,000	5,456,000
QUALCOMM, Inc.	137,761	10,508,409
		30,876,573
Specialty Chemicals–0.59%
DuPont de Nemours, Inc.	104,467	7,449,542
Systems Software–1.57%
Oracle Corp.	357,395	19,667,447
Technology Hardware, Storage & Peripherals–0.96%
Apple, Inc.	53,714	12,030,325
Tobacco–1.85%
Philip Morris International, Inc.	305,447	23,192,591
Wireless Telecommunication Services–0.67%
Vodafone Group PLC (United Kingdom)	4,221,434	8,406,940
Total Common Stocks & Other Equity Interests (Cost $622,231,572)		758,879,014
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–20.77%
Aerospace & Defense–0.11%
BAE Systems Holdings, Inc. (United Kingdom), 2.85%, 12/15/2020(c)	$262,000	$263,041
General Dynamics Corp., 2.88%, 05/11/2020	397,000	399,114
Precision Castparts Corp., 2.50%, 01/15/2023	333,000	339,018
United Technologies Corp., 4.45%, 11/16/2038	299,000	356,623
		1,357,796
Agricultural & Farm Machinery–0.09%
Deere & Co., 2.60%, 06/08/2022	1,161,000	1,182,750
Agricultural Products–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	302,472
Air Freight & Logistics–0.13%
FedEx Corp.,
4.90%, 01/15/2034	402,000	463,054
5.10%, 01/15/2044	828,000	929,599
United Parcel Service, Inc., 3.40%, 11/15/2046	236,000	241,043
		1,633,696
Airlines–0.14%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	308,287	324,133
Continental Airlines Pass Through Trust,
Series 2010-1, Class A, 4.75%, 01/12/2021	122,032	125,340
Series 2012-1, Class A, 4.15%, 04/11/2024	327,680	345,670
United Airlines Pass Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	384,480	405,818
Series 2018-1, Class AA, 3.50%, 03/01/2030	474,116	496,984
		1,697,945
Alternative Carriers–0.21%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(c)(d)	2,143,000	2,617,139
Application Software–0.61%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(d)	2,458,000	2,335,100
1.25%, 04/01/2025	1,558,000	1,534,630
RealPage, Inc., Conv., 1.50%, 11/15/2022	628,000	993,810
Workday, Inc., Conv., 0.25%, 10/01/2022	2,173,000	2,859,408
		7,722,948
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–0.30%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(c)	$2,715,000	$2,866,382
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	420,000	447,148
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(c)	98,000	101,603
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)	287,000	336,936
		3,752,069
Automobile Manufacturers–0.18%
Ford Motor Credit Co. LLC,
3.10%, 05/04/2023	267,000	262,256
3.81%, 01/09/2024	445,000	443,797
4.13%, 08/04/2025	687,000	680,353
General Motors Co., 6.60%, 04/01/2036	361,000	414,349
General Motors Financial Co., Inc., 5.25%, 03/01/2026	459,000	498,725
		2,299,480
Automotive Retail–0.05%
Advance Auto Parts, Inc., 4.50%, 12/01/2023	602,000	650,468
Biotechnology–0.84%
AbbVie, Inc., 4.50%, 05/14/2035	656,000	708,300
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	2,172,000	2,242,234
Celgene Corp.,
4.00%, 08/15/2023	485,000	515,826
4.63%, 05/15/2044	1,390,000	1,654,548
Gilead Sciences, Inc.,
2.55%, 09/01/2020	1,643,000	1,651,177
4.40%, 12/01/2021	448,000	467,473
Medicines Co. (The), Conv., 2.75%, 07/15/2023	853,000	1,032,130
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,685,000	2,311,332
		10,583,020
Brewers–0.29%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	914,000	1,058,722
4.90%, 02/01/2046	1,021,000	1,216,473
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	910,000	970,141
Molson Coors Brewing Co., 4.20%, 07/15/2046	361,000	365,672
		3,611,008
Principal Amount		Value
Broadcasting–0.64%
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(d)	$1,399,000	$799,643
1.38%, 10/15/2023	5,513,000	6,599,612
Liberty Formula One, Conv., 1.00%, 01/30/2023	520,000	652,511
		8,051,766
Cable & Satellite–0.84%
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	969,000	1,020,461
Comcast Corp.,
4.15%, 10/15/2028	905,000	1,016,262
6.45%, 03/15/2037	278,000	390,709
3.90%, 03/01/2038	746,000	827,136
4.60%, 10/15/2038	364,000	436,908
DISH Network Corp., Conv., 3.38%, 08/15/2026	4,505,000	4,138,769
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024(c)	2,431,000	2,433,756
NBCUniversal Media LLC, 5.95%, 04/01/2041	197,000	272,356
		10,536,357
Commodity Chemicals–0.07%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(c)	678,000	877,441
Communications Equipment–0.38%
Finisar Corp., Conv., 0.50%, 12/15/2021(d)	1,013,000	1,012,486
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	1,295,000	1,563,454
1.00%, 03/01/2024	1,806,000	2,223,637
		4,799,577
Consumer Finance–0.15%
American Express Co., 3.63%, 12/05/2024	306,000	324,077
Capital One Financial Corp., 3.20%, 01/30/2023	943,000	968,506
Synchrony Financial, 3.95%, 12/01/2027	546,000	560,316
		1,852,899
Data Processing & Outsourced Services–0.17%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(c)(d)	554,000	649,911
Fiserv, Inc., 3.80%, 10/01/2023	1,397,000	1,479,457
		2,129,368
Diversified Banks–2.05%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(c)	350,000	355,639
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Australia & New Zealand Banking Group Ltd. (Australia),
2.70%, 11/16/2020	$2,690,000	$2,711,113
2.30%, 06/01/2021	713,000	716,497
Bank of America Corp., 3.25%, 10/21/2027	515,000	535,830
Bank of Montreal (Canada), 2.10%, 12/12/2019	2,346,000	2,346,258
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	700,000	736,757
Citigroup, Inc.,
3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(e)	496,000	525,390
6.68%, 09/13/2043	741,000	1,076,113
5.30%, 05/06/2044	228,000	283,882
4.75%, 05/18/2046	341,000	397,999
Commonwealth Bank of Australia (Australia), 2.25%, 03/10/2020(c)	987,000	988,033
Discover Bank, 3.35%, 02/06/2023	1,500,000	1,547,301
JPMorgan Chase & Co.,
Series V, 5.42%(f)	582,000	582,728
4.50%, 01/24/2022	74,000	78,153
3.20%, 06/15/2026	379,000	394,189
3.51%, (3 mo. USD LIBOR + 0.95%), 01/23/2029(e)	1,043,000	1,103,313
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(e)	479,000	559,966
3.90%, (3 mo. USD LIBOR + 1.22%), 01/23/2049(e)	1,043,000	1,160,582
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	200,000	213,508
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021	945,000	942,471
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(c)	315,000	315,210
Societe Generale S.A. (France),
2.63%, 09/16/2020(c)	890,000	894,999
5.00%, 01/17/2024(c)	735,000	790,569
Standard Chartered PLC (United Kingdom), 3.05%, 01/15/2021(c)	680,000	685,619
Sumitomo Mitsui Banking Corp. (Japan), 2.65%, 07/23/2020	715,000	718,127
Toronto-Dominion Bank (The) (Canada), 2.65%, 06/12/2024	560,000	571,529
U.S. Bancorp, Series W, 3.10%, 04/27/2026	2,087,000	2,169,618
Wells Fargo & Co.,
3.55%, 09/29/2025	596,000	631,044
4.10%, 06/03/2026	410,000	439,814
4.65%, 11/04/2044	1,092,000	1,264,470
		25,736,721
Principal Amount		Value
Diversified Capital Markets–0.65%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(c)	$686,000	$765,620
Credit Suisse Group AG (Switzerland), Conv., 0.50%, 06/24/2024(c)	7,880,000	7,433,992
		8,199,612
Diversified Chemicals–0.02%
Eastman Chemical Co., 2.70%, 01/15/2020	226,000	226,196
Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	182,000	246,431
Drug Retail–0.14%
CVS Pass Through Trust, 6.04%, 12/10/2028	643,632	724,510
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	548,000	561,071
4.50%, 11/18/2034	404,000	430,335
		1,715,916
Electric Utilities–0.37%
Electricite de France S.A. (France),
5.63%(c)(f)	745,000	773,470
4.60%, 01/27/2020(c)	138,000	139,095
4.88%, 01/22/2044(c)	846,000	986,811
Georgia Power Co., 2.00%, 03/30/2020	1,897,000	1,895,330
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	519,000	550,659
Ohio Power Co., Series M, 5.38%, 10/01/2021	182,000	193,243
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	65,642
		4,604,250
Environmental & Facilities Services–0.04%
Waste Management, Inc., 3.90%, 03/01/2035	427,000	474,057
Food Retail–0.04%
Kraft Heinz Foods Co., 4.63%, 10/01/2039(c)	525,000	528,671
General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	333,000	344,245
Health Care Equipment–1.12%
Becton, Dickinson and Co.,
2.68%, 12/15/2019	67,000	67,023
4.88%, 05/15/2044	342,000	383,971
DexCom, Inc.,
Conv., 0.75%, 05/15/2022	2,356,000	3,748,517
0.75%, 12/01/2023(c)	2,639,000	3,100,091
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Health Care Equipment–(continued)
Insulet Corp., Conv., 1.38%, 11/15/2024	$433,000	$797,674
Medtronic, Inc.,
3.15%, 03/15/2022	385,000	397,088
4.38%, 03/15/2035	234,000	282,148
NuVasive, Inc., Conv., 2.25%, 03/15/2021	1,710,000	2,026,350
Wright Medical Group N.V., Conv., 2.25%, 11/15/2021	897,000	1,048,853
Wright Medical Group, Inc., Conv., 1.63%, 06/15/2023	2,296,000	2,194,959
		14,046,674
Health Care REITs–0.10%
HCP, Inc.,
4.20%, 03/01/2024	438,000	471,395
3.88%, 08/15/2024	461,000	491,421
Ventas Realty L.P., 5.70%, 09/30/2043	196,000	255,021
		1,217,837
Health Care Services–0.23%
Cigna Corp., 4.80%, 08/15/2038	298,000	335,888
CVS Health Corp.,
3.38%, 08/12/2024	341,000	353,151
4.10%, 03/25/2025	1,237,000	1,321,716
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	548,000	559,342
4.70%, 02/01/2045	241,000	268,915
		2,839,012
Home Improvement Retail–0.09%
Home Depot, Inc. (The), 2.00%, 04/01/2021	575,000	576,471
Lowe’s Cos., Inc., 4.55%, 04/05/2049	508,000	587,790
		1,164,261
Homebuilding–0.08%
MDC Holdings, Inc., 6.00%, 01/15/2043	956,000	991,850
Hotel & Resort REITs–0.02%
Service Properties Trust, 5.00%, 08/15/2022	182,000	190,344
Housewares & Specialties–0.04%
Tupperware Brands Corp., 4.75%, 06/01/2021	433,000	442,792
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	228,000	237,102
Integrated Oil & Gas–0.09%
Husky Energy, Inc. (Canada), 3.95%, 04/15/2022	274,000	282,758
Principal Amount		Value
Integrated Oil & Gas–(continued)
Occidental Petroleum Corp.,
3.40%, 04/15/2026	$333,000	$338,505
3.20%, 08/15/2026	225,000	226,868
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	304,000	320,708
		1,168,839
Integrated Telecommunication Services–0.58%
AT&T, Inc.,
3.00%, 06/30/2022	474,000	484,209
3.40%, 05/15/2025	263,000	274,833
4.30%, 02/15/2030	318,000	350,280
4.50%, 05/15/2035	421,000	462,846
5.35%, 09/01/2040	92,000	108,046
5.15%, 03/15/2042	82,000	94,497
4.80%, 06/15/2044	851,000	945,238
5.15%, 11/15/2046	128,000	148,709
Orange S.A. (France), 1.63%, 11/03/2019	1,323,000	1,322,058
Telefonica Emisiones S.A. (Spain),
7.05%, 06/20/2036	328,000	454,857
4.67%, 03/06/2038	750,000	826,651
5.21%, 03/08/2047	700,000	816,697
Verizon Communications, Inc.,
4.40%, 11/01/2034	297,000	339,052
4.81%, 03/15/2039	459,000	551,380
4.13%, 08/15/2046	77,000	85,982
		7,265,335
Interactive Media & Services–0.43%
IAC Financeco 3, Inc., Conv., 2.00%, 01/15/2030(c)	3,211,000	3,475,800
YY, Inc. (China), Conv., 1.38%, 06/15/2024(c)(d)	2,085,000	1,917,876
		5,393,676
Internet & Direct Marketing Retail–0.40%
Amazon.com, Inc., 2.60%, 12/05/2019	1,510,000	1,510,704
Ctrip.com International, Ltd. (China), Conv., 1.25%, 09/15/2019(d)	2,721,000	2,717,095
QVC, Inc., 5.45%, 08/15/2034	802,000	817,436
		5,045,235
Investment Banking & Brokerage–0.58%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	364,000	383,661
4.25%, 10/21/2025	502,000	538,572
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	5,920,000	5,740,683
Morgan Stanley, 4.00%, 07/23/2025	619,000	668,109
		7,331,025
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
IT Consulting & Other Services–0.04%
DXC Technology Co., 4.45%, 09/18/2022	$446,000	$468,552
Life & Health Insurance–0.36%
Athene Global Funding,
4.00%, 01/25/2022(c)	1,110,000	1,152,363
2.75%, 06/25/2024(c)	260,000	261,989
Guardian Life Global Funding, 2.90%, 05/06/2024(c)	669,000	692,430
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	479,000	477,736
3.25%, 01/30/2024(c)	438,000	455,818
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)	405,000	475,715
Prudential Financial, Inc.,
3.91%, 12/07/2047	141,000	151,723
3.94%, 12/07/2049	451,000	488,044
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(c)	423,000	427,354
		4,583,172
Managed Health Care–0.05%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	543,000	566,780
Movies & Entertainment–0.18%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	1,953,000	2,294,581
Multi-line Insurance–0.14%
American Financial Group, Inc., 4.50%, 06/15/2047	474,000	515,978
American International Group, Inc., 4.38%, 01/15/2055	656,000	702,719
Metropolitan Life Global Funding I, 2.05%, 06/12/2020(c)	590,000	590,169
		1,808,866
Multi-Utilities–0.10%
NiSource, Inc., 4.38%, 05/15/2047	562,000	632,406
Sempra Energy, 3.80%, 02/01/2038	551,000	568,948
		1,201,354
Office REITs–0.05%
Office Properties Income Trust, 4.00%, 07/15/2022	664,000	676,943
Oil & Gas Equipment & Services–0.19%
Helix Energy Solutions Group, Inc., Conv., 4.25%, 05/01/2022	1,105,000	1,118,131
Oil States International, Inc., Conv., 1.50%, 02/15/2023	1,451,000	1,219,565
		2,337,696
Principal Amount		Value
Oil & Gas Exploration & Production–0.13%
Chesapeake Energy Corp., Conv., 5.50%, 09/15/2026	$948,000	$575,910
ConocoPhillips Co., 4.15%, 11/15/2034	217,000	239,263
Noble Energy, Inc., 5.25%, 11/15/2043	756,000	843,760
		1,658,933
Oil & Gas Storage & Transportation–0.89%
Energy Transfer Operating L.P.,
7.50%, 10/15/2020	2,392,000	2,514,346
4.20%, 09/15/2023	1,722,000	1,812,763
4.90%, 03/15/2035	325,000	336,253
Enterprise Products Operating LLC,
2.55%, 10/15/2019	337,000	337,063
5.25%, 01/31/2020	141,000	142,303
6.45%, 09/01/2040	23,000	31,019
4.25%, 02/15/2048	686,000	739,199
Kinder Morgan, Inc., 5.30%, 12/01/2034	384,000	441,762
MPLX L.P.,
4.50%, 07/15/2023	1,656,000	1,765,314
4.50%, 04/15/2038	799,000	830,019
Plains All American Pipeline, L.P./PAA Finance Corp., 3.65%, 06/01/2022	323,000	331,453
Spectra Energy Partners, L.P., 4.50%, 03/15/2045	488,000	531,901
Sunoco Logistics Partners Operations L.P.,
5.50%, 02/15/2020	487,000	492,067
5.30%, 04/01/2044	587,000	619,069
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	231,422
		11,155,953
Other Diversified Financial Services–1.56%
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	5,674,000	5,795,424
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	5,688,000	5,787,540
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	5,897,000	6,196,568
ERAC USA Finance LLC, 2.35%, 10/15/2019(c)	851,000	851,061
MassMutual Global Funding II, 2.00%, 04/15/2021(c)	945,000	944,160
		19,574,753
Packaged Foods & Meats–0.31%
General Mills, Inc., 2.20%, 10/21/2019	774,000	773,987
J. M. Smucker Co. (The), 2.50%, 03/15/2020	3,038,000	3,041,347
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Packaged Foods & Meats–(continued)
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	$60,000	$65,709
		3,881,043
Paper Packaging–0.11%
International Paper Co., 6.00%, 11/15/2041	223,000	272,747
Packaging Corp. of America, 4.50%, 11/01/2023	1,037,000	1,113,737
		1,386,484
Pharmaceuticals–0.78%
Allergan Funding SCS, 4.85%, 06/15/2044	864,000	923,077
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(c)	985,000	1,064,714
Bayer US Finance LLC (Germany),
2.38%, 10/08/2019(c)	2,070,000	2,069,992
3.00%, 10/08/2021(c)	590,000	597,496
Bristol-Myers Squibb Co., 4.13%, 06/15/2039(c)	603,000	684,998
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	92,173
Jazz Investments I Ltd., Conv., 1.88%, 08/15/2021	1,455,000	1,461,510
Mylan N.V., 3.15%, 06/15/2021	393,000	398,124
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	1,080,000	1,067,548
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,057,000	984,172
Zoetis, Inc., 4.70%, 02/01/2043	333,000	400,251
		9,744,055
Property & Casualty Insurance–0.27%
Allstate Corp. (The), 3.28%, 12/15/2026	292,000	311,934
Liberty Mutual Group, Inc., 4.85%, 08/01/2044(c)	887,000	1,032,278
Markel Corp.,
5.00%, 03/30/2043	351,000	388,159
5.00%, 05/20/2049	482,000	560,444
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	745,038
WR Berkley Corp., 4.63%, 03/15/2022	382,000	403,791
		3,441,644
Railroads–0.22%
Burlington Northern Santa Fe, LLC, 5.15%, 09/01/2043	901,000	1,155,364
CSX Corp., 5.50%, 04/15/2041	346,000	437,714
Union Pacific Corp.,
3.65%, 02/15/2024	92,000	97,402
4.85%, 06/15/2044	519,000	630,772
4.15%, 01/15/2045	401,000	446,851
		2,768,103
Principal Amount		Value
Regional Banks–0.09%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	$415,000	$416,168
The PNC Financial Services Group, Inc., 3.45%, 04/23/2029	669,000	714,957
		1,131,125
Reinsurance–0.11%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	1,015,000	1,060,003
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	380,618
		1,440,621
Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%, 06/01/2044	529,000	585,603
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	685,000	740,567
Retail REITs–0.08%
Regency Centers, L.P.,
2.95%, 09/15/2029	745,000	744,411
4.65%, 03/15/2049	256,000	308,898
		1,053,309
Semiconductor Equipment–0.16%
Applied Materials, Inc., 2.63%, 10/01/2020	1,979,000	1,990,689
Semiconductors–0.81%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	610,000	624,527
Cree, Inc., Conv., 0.88%, 09/01/2023	3,209,000	3,530,017
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	1,983,000	2,557,701
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(c)	656,000	736,449
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	1,548,000	1,810,796
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	563,000	734,415
Texas Instruments, Inc., 2.63%, 05/15/2024	210,000	215,993
		10,209,898
Specialized REITs–0.17%
Crown Castle International Corp., 4.75%, 05/15/2047	46,000	53,546
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,674,181
LifeStorage L.P., 3.50%, 07/01/2026	404,000	415,188
		2,142,915
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	$156,000	$175,334
Systems Software–0.28%
FireEye, Inc.,
Series A, Conv., 1.00%, 06/01/2020(d)	1,566,000	1,550,493
Series B, Conv., 1.63%, 06/01/2022(d)	1,587,000	1,507,971
Microsoft Corp., 3.50%, 02/12/2035	367,000	406,413
		3,464,877
Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	641,000	690,433
Technology Hardware, Storage & Peripherals–0.46%
Apple, Inc.,
2.15%, 02/09/2022	652,000	657,180
3.35%, 02/09/2027	305,000	326,643
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023(c)	587,000	639,580
8.35%, 07/15/2046(c)	14,000	18,481
SanDisk LLC, Conv., 0.50%, 10/15/2020	2,520,000	2,270,444
Western Digital Corp., Conv., 1.50%, 02/01/2024	1,916,000	1,844,150
		5,756,478
Tobacco–0.23%
Altria Group, Inc., 5.80%, 02/14/2039	1,088,000	1,263,837
Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	389,630
4.88%, 11/15/2043	1,102,000	1,295,737
		2,949,204
Trading Companies & Distributors–0.10%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	64,015
4.25%, 09/15/2024	392,000	418,039
Aircastle Ltd., 4.40%, 09/25/2023	761,000	800,416
		1,282,470
Trucking–0.14%
Aviation Capital Group LLC,
2.88%, 01/20/2022(c)	1,015,000	1,019,474
4.88%, 10/01/2025(c)	669,000	725,560
		1,745,034
Wireless Telecommunication Services–0.23%
America Movil, S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	686,167
Principal Amount		Value
Wireless Telecommunication Services–(continued)
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	$533,000	$609,125
4.30%, 02/15/2048	1,379,000	1,580,406
		2,875,698
Total U.S. Dollar Denominated Bonds & Notes (Cost $244,276,960)		260,851,447
U.S. Treasury Securities–12.02%
U.S. Treasury Bills–0.00%
2.04%, 12/19/2019(g)(h)	40,000	39,848
U.S. Treasury Bonds–1.86%
4.50%, 02/15/2036	3,636,800	5,016,653
4.50%, 08/15/2039	36,400	51,817
4.38%, 05/15/2040	72,800	102,489
2.88%, 05/15/2049	15,595,600	18,207,863
		23,378,822
U.S. Treasury Notes–10.16%
3.38%, 11/15/2019	272,800	273,236
3.63%, 02/15/2020	41,900	42,160
2.63%, 11/15/2020	545,600	550,523
1.50%, 09/30/2021	74,289,300	74,115,184
1.50%, 09/15/2022	15,880,500	15,852,585
1.50%, 09/30/2024	17,110,100	17,068,996
1.63%, 09/30/2026	2,304,800	2,305,565
1.63%, 08/15/2029	17,408,100	17,334,660
		127,542,909
Total U.S. Treasury Securities (Cost $150,328,609)		150,961,579
Shares
Preferred Stocks–0.58%
Asset Management & Custody Banks–0.16%
AMG Capital Trust II, 5.15%, Conv. Pfd.	42,732	2,003,260
Diversified Banks–0.02%
Wells Fargo & Co., 5.85%, Series Q, Pfd.	10,911	288,269
Oil & Gas Storage & Transportation–0.40%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	5,010,832
Total Preferred Stocks (Cost $5,854,432)		7,302,361
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.08%
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.75%, 03/15/2031	$682,000	1,016,591
5.50%, 02/01/2037	16	19
		1,016,610
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–0.00%
5.50%, 03/01/2021	$20	$20
9.50%, 04/01/2030	1,076	1,210
		1,230
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $843,552)		1,017,840
	Shares
Money Market Funds–6.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(i)	26,471,492	26,471,492
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(i)	18,909,107	$18,914,780
Invesco Treasury Portfolio, Institutional Class, 1.79%(i)	30,253,134	30,253,134
Total Money Market Funds (Cost $75,637,191)		75,639,406
TOTAL INVESTMENTS IN SECURITIES–99.90% (Cost $1,099,172,316)		1,254,651,647
OTHER ASSETS LESS LIABILITIES—0.10%		1,280,497
NET ASSETS–100.00%		$1,255,932,144
Investment Abbreviations:
Conv.	– Convertible
DAC	– Designated Activity Co.
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2019 was $50,135,927, which represented 3.99% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2019.
(f)	Perpetual bond with no specified maturity date.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of September 30, 2019.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	15	December-2019	$(1,787,227)	$12,152	$12,152

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/11/2019	Bank of New York Mellon (The)	CAD	6,406,931	USD	4,873,136	$36,352
10/11/2019	Bank of New York Mellon (The)	GBP	12,473,378	USD	15,424,018	81,655
10/11/2019	State Street Bank & Trust Co.	CAD	532,369	USD	403,736	1,834
10/11/2019	State Street Bank & Trust Co.	CHF	8,954,517	USD	9,066,212	87,161
10/11/2019	State Street Bank & Trust Co.	EUR	7,078,422	USD	7,834,501	114,111
10/11/2019	State Street Bank & Trust Co.	GBP	13,766,814	USD	17,020,128	86,828
10/11/2019	State Street Bank & Trust Co.	USD	224,723	CAD	298,045	279
Subtotal—Appreciation						408,220
Currency Risk
10/11/2019	State Street Bank & Trust Co.	CAD	744,085	USD	560,107	(1,626)
10/11/2019	State Street Bank & Trust Co.	USD	99,364	CAD	131,551	(52)
10/11/2019	State Street Bank & Trust Co.	USD	146,394	CHF	145,047	(950)
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/11/2019	State Street Bank & Trust Co.	USD	171,577	EUR	155,653	$(1,806)
Subtotal—Depreciation						(4,434)
Total Forward Foreign Currency Contracts						$403,786

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$694,525,945	$64,353,069	$—	$758,879,014
U.S. Dollar Denominated Bonds & Notes	—	260,851,447	—	260,851,447
U.S. Treasury Securities	—	150,961,579	—	150,961,579
Preferred Stocks	7,302,361	—	—	7,302,361
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,017,840	—	1,017,840
Money Market Funds	75,639,406	—	—	75,639,406
Total Investments in Securities	777,467,712	477,183,935	—	1,254,651,647
Other Investments - Assets*
Futures Contracts	12,152	—	—	12,152
Forward Foreign Currency Contracts	—	408,220	—	408,220
	12,152	408,220	—	420,372
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(4,434)	—	(4,434)
Total Other Investments	12,152	403,786	—	415,938
Total Investments	$777,479,864	$477,587,721	$—	$1,255,067,585

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund